Equity Method Investment in Smackover Lithium - Additional Information (Details) $ in Millions				1 Months Ended
	Mar. 09, 2026 t	May 07, 2024 USD ($)	Oct. 31, 2023	Sep. 30, 2026 t	Aug. 31, 2026 t
Standard Lithium subsidiaries
Disclosure of joint ventures [line items]
Percentage of ownership interest disposed		45.00%
Percentage of ownership interest retained		55.00%
Initial cash payment		$ 30.0
Maximum amount purchaser of partial sale of subsidiaries committed to invest		130.0
SWA Lithium
Disclosure of joint ventures [line items]
Percentage of royalty of gross revenue			2.50%
SWA Lithium | Standard Lithium subsidiaries
Disclosure of joint ventures [line items]
Commitment received to invest on development costs		40.0
Amount of milestone payments to receive		$ 40.0
SWA Lithium | Trafigura Trading LLC
Disclosure of joint ventures [line items]
Supply of lithium carbonate per year | t	8,000
Supply of addtional lithium carbonate per year | t				4,000
Maximum potential annual supply of lithium carbonate per year | t				12,000
Expected potential annual supply of lithium carbonate per year | t				20,000
Supply of lithium carbonate term	10 years			10 years
SWA Lithium | LG Energy Solution
Disclosure of joint ventures [line items]
Supply of lithium carbonate per year | t					8,000
Supply of lithium carbonate term					10 years
SWA Lithium | Equinor TDI Holdings LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary		45.00%
Proportion Of Remaining Ownership Interest Retained		55.00%
Texas Lithium | Standard Lithium subsidiaries
Disclosure of joint ventures [line items]
Commitment received to invest on development costs		$ 20.0
Amount of milestone payments to receive		$ 30.0
Texas Lithium | Equinor TDI Holdings LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary		45.00%
Proportion Of Remaining Ownership Interest Retained		55.00%